Oct. 01, 2015
Dreyfus Research Long/Short Equity Fund
Dreyfus Research Long/Short Equity Fund
October 1, 2015 DREYFUS MANAGER FUNDS I - Dreyfus Research Long/Short Equity Fund Supplement to Summary and Statutory Prospectuses, dated February 27, 2015

The following information supersedes and replaces any contrary information contained in the second paragraph under “Principal Investment Strategy” in the summary prospectus and “Fund Summary – Principal Investment Strategy” in the statutory prospectus:

The fund invests its assets principally among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Industrials, (4) Health Care, and (5) Natural Resources.